Consolidated Statement of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Consolidated Statement Of Comprehensive Income Loss
Net loss	$ 297,899	$ (5,303)
Other comprehensive income (loss)	0	0
Unrealized gains(losses) arising during the period	117	0
Comprehensive income (loss)	$ 298,016	$ (5,303)